Employee Benefit Plan - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	0 Months Ended	12 Months Ended
	Nov. 01, 2014	Dec. 31, 2014
Share-based Compensation Arrangement by Share-based Payment Award, Options Outstanding, Weighted Average Exercise Price, and Additional Disclosures [Abstract]
Employer matching contribution, percent of match	50.00%
Maximum annual contributions per employee, percent	6.00%
Employer contribution		$ 15